Cover	May 12, 2023
Cover [Abstract]
Entity Registrant Name	Unico American Corporation
Entity Central Index Key	0000100716
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	May 12, 2023
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	95-2583928
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity File Number	000-03978
Entity Address Address Line 1	5230 Las Virgenes Road
Entity Address City Or Town	Calabasas
Entity Address State Or Province	CA
Entity Address Postal Zip Code	91302
City Area Code	818
Local Phone Number	591-9800
Security 12b Title	Common Stock, No Par Value
Trading Symbol	UNAM
Security Exchange Name	NASDAQ